Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Significant Accounting Policies [Line Items]
Reconciliation of Settlements with Timken [Table Text Block]
The following table is a reconciliation of the amounts presented in the Consolidated Statements of Changes in Equity as net transfer (to)/from Timken and affiliates and the amounts presented as net transfers from/(to) Timken and affiliates on the Consolidated Statements of Cash Flows.

Year Ended
December 31, 2014
Net transfer (to)/from Timken and affiliates - Equity	($62.0)
Dividend paid to Timken	50.0
Net transfer of (assets) and liabilities from Timken	25.0
Settlement of (assets) and liabilities with Timken	(9.2)
Net transfers from/(to) Timken and affiliates - Cash Flow	$3.8